Pay vs Performance Disclosure			12 Months Ended
	Jan. 01, 2023 $ / shares	Jan. 01, 2022 $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income ($) (in 000s)	Adjusted EBITDA (in 000s) (3)
2023	$840,943	$783,543	$247,241	$244,996	$97	$325	$1,658	$(16,055)
2022	$1,342,083	$1,135,994	$259,046	$207,388	$109	$281	$11,886	$13,406
2021	$796,127	$686,042	$364,207	$356,563	$125	$222	$34,820	$25,267

Company Selected Measure Name			Adjusted EBITDA
PEO Total Compensation Amount			$ 840,943	$ 1,342,083	$ 796,127
PEO Actually Paid Compensation Amount			$ 783,543	1,135,994	686,042
Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	John E. Kiernan	Brad Heine, Perry Del Vecchio, Danny Sutton, James Sampel
2022	John E. Kiernan	Danny Sutton, James Sampel, Perry Del Vecchio, Rich Rallo
2021	John E. Kiernan	Danny Sutton, James Sampel, Rich Rallo

Compensation actually paid to our PEO represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$840,943	$—	$(57,400)	$783,543
2022	$1,342,083	$(778,050)	$571,961	$1,135,994
2021	$796,127	$(103,505)	$(6,580)	$686,042

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value adjustments have been made using the stock price and performance achievement as of the date of measurement; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments for our PEO for each applicable year are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$—	$(57,400)	$—	$—	$—	$(57,400)
2022	$494,200	$—	$92,575	$9,985	$(24,799)	$571,961
2021	$122,545	$(129,125)	$—	$—	$—	$(6,580)

Average Compensation actually paid to our non-PEO NEOs represents the average amount of “Compensation Actually Paid” to such NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid that reflect stock price changes and changes in performance achievement, using the same methodology described above in Note (b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$247,241	$—	$(2,245)	$244,996
2022	$259,046	$(23,150)	$(28,508)	$207,388
2021	$364,207	$(17,853)	$10,209	$356,563

(a) The grant date fair value of equity awards represents the total of the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$—	$—	$—	$(2,113)	$(132)	$—	$(2,245)
2022	$13,365	$(43,165)	$—	$1,292	$—	$—	$(28,508)
2021	$21,137	$(10,928)	$—	$—	$—	$—	$10,209

The fair values of restricted stock awards and stock options included in the Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards for grant date fair value purposes. Restricted stock fair values are based on our stock price at the respective measurement dates. Performance stock option fair values are valued using a Monte Carlo simulation which utilizes multiple input variables including historical volatility, dividend yield and risk-free rate in order to estimate the probability of satisfying the performance objectives established for the applicable award. For information on the inputs to our Monte-Carlo simulations, see Note 9. Common Stock and Options to the consolidated financial statements included in our Annual Report on Form 10-K for the year ended September 30, 2020.
Restricted Stock:

Valuation Date	9/30/2020	9/30/2021	1/1/2022	9/30/2022	1/1/2023	9/30/2023
Stock Price	$28.62	$34.24	$37.03	$28.24	$23.87	$24.96

Performance Option Valuations:

Valuation Date	9/30/2020	9/30/2021	9/30/2022
Stock Price	$28.62	$34.24	$28.24
Historical Volatility	34.80%	33.62%	35.76%
Risk-free Rate	0.40%	1.03%	4.04%
Dividend Yield	1.16%	5.52%	5.88%

Non-PEO NEO Average Total Compensation Amount			$ 247,241	259,046	364,207
Non-PEO NEO Average Compensation Actually Paid Amount			$ 244,996	207,388	356,563
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	John E. Kiernan	Brad Heine, Perry Del Vecchio, Danny Sutton, James Sampel
2022	John E. Kiernan	Danny Sutton, James Sampel, Perry Del Vecchio, Rich Rallo
2021	John E. Kiernan	Danny Sutton, James Sampel, Rich Rallo

Compensation actually paid to our PEO represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$840,943	$—	$(57,400)	$783,543
2022	$1,342,083	$(778,050)	$571,961	$1,135,994
2021	$796,127	$(103,505)	$(6,580)	$686,042

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value adjustments have been made using the stock price and performance achievement as of the date of measurement; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments for our PEO for each applicable year are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$—	$(57,400)	$—	$—	$—	$(57,400)
2022	$494,200	$—	$92,575	$9,985	$(24,799)	$571,961
2021	$122,545	$(129,125)	$—	$—	$—	$(6,580)

Average Compensation actually paid to our non-PEO NEOs represents the average amount of “Compensation Actually Paid” to such NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid that reflect stock price changes and changes in performance achievement, using the same methodology described above in Note (b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$247,241	$—	$(2,245)	$244,996
2022	$259,046	$(23,150)	$(28,508)	$207,388
2021	$364,207	$(17,853)	$10,209	$356,563

(a) The grant date fair value of equity awards represents the total of the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$—	$—	$—	$(2,113)	$(132)	$—	$(2,245)
2022	$13,365	$(43,165)	$—	$1,292	$—	$—	$(28,508)
2021	$21,137	$(10,928)	$—	$—	$—	$—	$10,209

The fair values of restricted stock awards and stock options included in the Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards for grant date fair value purposes. Restricted stock fair values are based on our stock price at the respective measurement dates. Performance stock option fair values are valued using a Monte Carlo simulation which utilizes multiple input variables including historical volatility, dividend yield and risk-free rate in order to estimate the probability of satisfying the performance objectives established for the applicable award. For information on the inputs to our Monte-Carlo simulations, see Note 9. Common Stock and Options to the consolidated financial statements included in our Annual Report on Form 10-K for the year ended September 30, 2020.
Restricted Stock:

Valuation Date	9/30/2020	9/30/2021	1/1/2022	9/30/2022	1/1/2023	9/30/2023
Stock Price	$28.62	$34.24	$37.03	$28.24	$23.87	$24.96

Performance Option Valuations:

Valuation Date	9/30/2020	9/30/2021	9/30/2022
Stock Price	$28.62	$34.24	$28.24
Historical Volatility	34.80%	33.62%	35.76%
Risk-free Rate	0.40%	1.03%	4.04%
Dividend Yield	1.16%	5.52%	5.88%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table			Adjusted EBITDA; •Return on Investment; and •Stock Price.
Total Shareholder Return Amount			$ 97	109	125
Peer Group Total Shareholder Return Amount			325	281	222
Net Income (Loss)			$ 1,658	$ 11,886	$ 34,820
Company Selected Measure Amount			(16,055)	13,406	25,267
PEO Name			John E. Kiernan
Additional 402(v) Disclosure			For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Peer Group (as defined below). Although the Company is a smaller reporting company and not required to provide the performance graph under Regulation S-K Item 201(e) in its Annual Report on Form 10-K for the year ended September 30, 2023, the Company has selected Forestar Group, Inc., Limoneira Company, The St. Joe Company, Tejon Ranch Co. and Texas Pacific Land Trust as its peer group (the “Peer Group”) in accordance with the requirements of Item 201(e).
Equity Valuation Assumption, Stock Price | $ / shares	23.87	37.03	24.96	28.24	34.24	28.62
Equity Valuation Assumption, Historical Volatility Input				35.76%	33.62%	34.80%
Equity Valuation Assumption, Risk Free Rate Input				4.04%	1.03%	0.40%
Equity Valuation Assumption, Dividend Yield Input				5.88%	5.52%	1.16%
Measure:: 2
Pay vs Performance Disclosure
Non-GAAP Measure Description			Adjusted EBITDA is a non-GAAP measure. EBITDA is defined as net income before interest expense, provision for income taxes, depreciation, depletion and amortization. Adjusted EBITDA is defined as net income before interest expense, provision for income taxes, depreciation, depletion and amortization and adjustments for non-recurring transactions or transactions that are not indicative of our core operating results, such as gains or losses on sales of real estate, property and equipment and assets held for sale.
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (778,050)	$ (103,505)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(57,400)	571,961	(6,580)
PEO | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	494,200	122,545
PEO | Equity Awards Outstanding in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(57,400)	0	(129,125)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	92,575	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	9,985	0
PEO | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			$ 0
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				(24,799)	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name			Return on Investment
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name			Stock Price
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	(23,150)	(17,853)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,245)	(28,508)	10,209
Non-PEO NEO | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	13,365	21,137
Non-PEO NEO | Equity Awards Outstanding in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	(43,165)	(10,928)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(2,113)	1,292	0
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(132)	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			$ 0	$ 0	$ 0